Disclosure of financial assets (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement [Line Items]
Cash and cash equivalents	$ 3,533,611	$ 3,199,686	$ 5,634,601	$ 6,450,308
Restricted cash	771,434	359,172
Fair value through profit or loss investments	1,139,447
Strategic investments	2,199,199	212,798
Accounts receivable	3,376,411
Non-current accounts receivable	0	$ 1,412,727
Total	11,020,102
Level 1 [Member]
Statement [Line Items]
Cash and cash equivalents	3,533,611
Restricted cash	771,434
Fair value through profit or loss investments	1,139,447
Strategic investments	2,199,199
Accounts receivable	0
Total	7,643,691
Level 2 [Member]
Statement [Line Items]
Cash and cash equivalents	0
Restricted cash	0
Fair value through profit or loss investments	0
Strategic investments	0
Accounts receivable	3,376,411
Total	3,376,411
Level 3 [Member]
Statement [Line Items]
Cash and cash equivalents	0
Restricted cash	0
Fair value through profit or loss investments	0
Strategic investments	0
Accounts receivable	0
Total	$ 0